Acquistions - Other aquisitions (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item	Jun. 29, 2017	Mar. 29, 2017	Jan. 31, 2017	Oct. 04, 2016	Jul. 29, 2016	May 31, 2016
Business combinations
Number of businesses acquired | item	2	5
Goodwill	€ 5,248	€ 5,724
Other acquisitions
Business combinations
Other intangible assets	169	70
Other net assets	67	16
Net identifiable assets acquired	236	86
Goodwill	162	274
Total consideration transferred, acquisition-date fair value	€ 398	€ 360
Deepfield Networks
Business combinations
Percentage of voting equity interests acquired					100.00%
Comptel Corporation
Business combinations
Percentage of voting equity interests acquired			100.00%	88.40%
Withings S.A.
Business combinations
Percentage of voting equity interests acquired								100.00%
Gainspeed
Business combinations
Percentage of voting equity interests acquired							100.00%
ETA Devices
Business combinations
Percentage of voting equity interests acquired						100.00%